Changes In Stockholders' Equity (Q3) - USD ($) $ in Thousands	Common Stock [Member]	Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance, value at Dec. 31, 2017	$ 11	$ 58,253	$ (53,089)	$ 5,175
Balance, shares at Dec. 31, 2017	10,619,924
Net income (loss)			1,569	1,569
Compensation expense related to stock issued		23		$ 23
Compensation expense related to stock issued, shares	19,366
Balance, shares at Dec. 31, 2018	10,639,290			10,639,290
Balance, value at Dec. 31, 2018	$ 11	58,276	(51,520)	$ 6,767
Net income (loss)			(96)	(96)
Compensation expense related to stock issued		4		4
Compensation expense related to stock issued, shares	4,962
Balance, shares at Mar. 31, 2019	10,644,252
Balance, value at Mar. 31, 2019	$ 11	58,280	(51,616)	6,675
Balance, value at Dec. 31, 2018	$ 11	58,276	(51,520)	$ 6,767
Balance, shares at Dec. 31, 2018	10,639,290			10,639,290
Net income (loss)				$ (269)
Balance, shares at Sep. 30, 2019	10,653,550
Balance, value at Sep. 30, 2019	$ 11	58,290	(51,789)	6,512
Balance, value at Dec. 31, 2018	$ 11	58,276	(51,520)	$ 6,767
Balance, shares at Dec. 31, 2018	10,639,290			10,639,290
Net income (loss)			(436)	$ (436)
Compensation expense related to stock issued		17		$ 17
Compensation expense related to stock issued, shares	19,485
Balance, shares at Dec. 31, 2019	10,658,775			10,658,775
Balance, value at Dec. 31, 2019	$ 11	58,293	(51,956)	$ 6,348
Balance, value at Mar. 31, 2019	$ 11	58,280	(51,616)	6,675
Balance, shares at Mar. 31, 2019	10,644,252
Net income (loss)			9	9
Compensation expense related to stock issued		6		6
Compensation expense related to stock issued, shares	4,411
Balance, shares at Jun. 30, 2019	10,648,663
Balance, value at Jun. 30, 2019	$ 11	58,286	(51,607)	6,690
Net income (loss)			(182)	(182)
Compensation expense related to stock issued		4		4
Compensation expense related to stock issued, shares	4,887
Balance, shares at Sep. 30, 2019	10,653,550
Balance, value at Sep. 30, 2019	$ 11	58,290	(51,789)	6,512
Balance, value at Dec. 31, 2019	$ 11	58,293	(51,956)	$ 6,348
Balance, shares at Dec. 31, 2019	10,658,775			10,658,775
Net income (loss)			(527)	$ (527)
Compensation expense related to stock issued		4		4
Compensation expense related to stock issued, shares	7,436
Balance, shares at Mar. 31, 2020	10,666,211
Balance, value at Mar. 31, 2020	$ 11	58,297	(52,483)	5,825
Balance, value at Dec. 31, 2019	$ 11	58,293	(51,956)	$ 6,348
Balance, shares at Dec. 31, 2019	10,658,775			10,658,775
Net income (loss)				$ (1,894)
Balance, shares at Sep. 30, 2020	10,680,050			10,680,050
Balance, value at Sep. 30, 2020	$ 11	58,304	(53,850)	$ 4,465
Balance, value at Mar. 31, 2020	$ 11	58,297	(52,483)	5,825
Balance, shares at Mar. 31, 2020	10,666,211
Net income (loss)			(554)	(554)
Compensation expense related to stock issued		3		3
Compensation expense related to stock issued, shares	7,328
Balance, shares at Jun. 30, 2020	10,673,539
Balance, value at Jun. 30, 2020	$ 11	58,300	(53,037)	5,274
Net income (loss)			(813)	(813)
Compensation expense related to stock issued		4		$ 4
Compensation expense related to stock issued, shares	6,511
Balance, shares at Sep. 30, 2020	10,680,050			10,680,050
Balance, value at Sep. 30, 2020	$ 11	$ 58,304	$ (53,850)	$ 4,465